LOANS AND BORROWINGS - Narrative (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 03, 2016 USD ($) guarantee agreement	Oct. 29, 2007 USD ($) guarantee
Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Number of guarantee delivered | guarantee				1
Aggregate loan amount under commercial loan agreements				$ 884,000,000
Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Aggregate maximum cap under the subject loan agreement				$ 135,163,308.28
Third LNG process train of Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Number of guarantee delivered | guarantee			2
Aggregate loan amount under commercial loan agreements			$ 2,145,000,000
Number of commercial loan agreements | agreement			2
Third LNG process train of Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Aggregate maximum cap under the subject loan agreement			$ 573,000,000
General loans [member]
Disclosure of detailed information about borrowings [line items]
Shareholder loans of the Group	$ 0	$ 0
General loans [member] | For Arctic LNG 2 Project [member]
Disclosure of detailed information about borrowings [line items]
Bank loans guaranteed by the Company	$ 1,075,000,000	$ 378,000,000